Accumulated other comprehensive income, net of tax (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income
USD'000
Accumulated other comprehensive income as at December 31, 2020		487
Total net foreign currency translation adjustments	(8)
Total defined benefit pension adjustment	142
Total other comprehensive income/(loss), net		134
Accumulated other comprehensive income as at December 31, 2021		621
Total net foreign currency translation adjustments (1)	(16)
Total defined benefit pension adjustment	170
Total other comprehensive income/(loss), net		154
Accumulated other comprehensive income as at December 31, 2022		775
(1) Adjusted for rounding